Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0002026675
Registrant Name	Align Alternative Access Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES